Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Dividend income	€ 391	€ 533	€ 370
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	272	388	241
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	31	34	23
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Dividend income	€ 88	€ 111	€ 106